Other Payables and Accrued Liabilities (Tables)	6 Months Ended
Mar. 31, 2025
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities

Other payables and accrued liabilities are summarized as follow:

	As of
	September 30, 2024	March 31, 2025
Accrued staff salaries	$47,087	$67,367
Accrued administrative expenses	182,176	83,961
Accrued offering fees	2,564	2,564
Other payables	3,366	1,356
Total	$235,193	$155,248